Share capital and other reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share capital.
Share capital and other reserves

8Share capital

Allotted, called up and fully paid shares

	June 30,		December 31,
	2021		2020
	No.	£	No.	£
A ordinary of £0.00001 each	123,220	1.23	100,000	1.00
B ordinary of £0.00001 each	4,832	0.05	4,832	0.05
Z ordinary of £0.00001 each	5,804	0.06	—	—
	133,856	1.34	104,832	1.05

New shares allotted

During the period 23,220 A ordinary shares having an aggregate nominal value of £0.2322 were allotted for an aggregate consideration of £9,000,000 and a weighted average fair value per share of £387.60, being the fair value at the time, which was based on investment offers from external third parties received at the time. There were no expected dividends or other features of the shares that needed to be incorporated into the valuation.. The shares were issued to Stephen Fitzpatrick in exchange for releasing a loan due to him. Share premium of £9,000,000 was recognised on issue and there were no transaction costs.

On 10 June 2021, in connection with the potential transaction with Broadstone Acquisition Corp., 5,804 Z shares in Vertical Aerospace Group Ltd, having a probability weighted fair value per share of £2,884, were issued to American Airlines, Inc. for a total consideration of £0.06. In return, American Airlines, Inc. entered into certain agreements regarding the ongoing commitment to commercialization of eVTOL technology. The issuance of these shares resulted in an expense being recognized in accordance with IFRS 2 and an increase in share premium of £16,738,000.

The Z shares carry full dividend and voting rights. The Z shares only share in other distributions of capital in the event of a combination with a special purpose acquisition company (‘SPAC transaction’). The valuation of the Z shares for the purposes of IFRS 2 was made with reference to the ongoing transaction with Broadstone Acquisition Corp, subject to certain discounts due to restrictions placed on the Z shares and their conversion to shares in the newly formed public company should the SPAC transaction be consummated as intended. Restrictions on the shares include a period of restrictions on sale of the shares in the American Lock Up Agreement, and a call option agreement between Vertical Aerospace Ltd., a Cayman Islands exempted company (“Pubco”), and American Airlines Inc., the Call Option Agreement. A probability adjustment was also made for the value of the shares if the transaction is not consummated as intended. Expected dividends were not incorporated into the valuation.

The Call Option Agreement, which was removed from the fair value of the underlying shares granted, had the following inputs:

June 10,
2021
Share price at date of grant ($)	9.93
Option strike price ($)	18.00
Expected volatility (%)	75.00
Maximum term to exercise (years)	3 and 4
Risk-free interest rate (%)	0.75

16 Share capital and other reserves

Allotted, called up and fully paid shares

	December 31,		December 31,
	2020		2019
	No.	£	No.	£
A ordinary of £0.00001 each	100,000	1.00	100,000	1.00
B ordinary of £0.00001 each	4,832	0.05	4,832	0.05
	104,832	1.05	104,832	1.05

The 2019 share capital is the deemed share capital based on the structure at December 31, 2020 in line with the treatment of the Reorganization. Refer to note 2 Significant accounting policies.

In addition to the allotted shares, a further 25,973 B ordinary shares have been authorized for allotment to fulfil future option exercises.

No other shares had been authorized for allotment at December 31, 2020.

A ordinary shares have full voting rights, full dividend rights.

B ordinary shares have no voting or dividend rights and have rights to capital distribution on liquidation on par with A ordinary shares. Options have been granted to employees to be able to acquire B shares. Refer to note 22 Share-based payments.

Other reserves

Other reserves comprises capital contributions from shareholders. In 2020, a capital contribution of £4,160,000 arose on the Reorganization. Refer to note 2 Significant accounting policies.

16 Share capital and other reserves (continued)

Net parent investment

The net parent investment relates to money invested by the parent prior to the transfer of business on July 1, 2020 as described in more detail in note 2 Significant accounting policies. Cash investments of £7,130,000 were received in the 6 months to June 30, 2020 (full year 2019: £11,003,000). On July 1, 2020, in line with the Reorganization accounting, the total balance of £4,160,000 was reclassified to Other reserves.